Expense Example {- Fidelity® Overseas Fund} - 10.31 Broadly Diversified International Equity Funds Retail Combo PRO-09 - Fidelity® Overseas Fund - Fidelity Overseas Fund-Retail Class	Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 101
3 years	315
5 years	547
10 years	$ 1,213